ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.3%
	FIXED INCOME - 19.3%
275,000	Invesco Senior Loan ETF	$ 5,772,250
70,000	Janus Henderson AAA CLO ETF	3,523,100
45,000	PIMCO Enhanced Short Maturity Active ETF	4,506,300
		13,801,650

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,834,536)	13,801,650

	OPEN-END FUNDS — 66.8%
	FIXED INCOME - 66.8%
1,304,102	BNY Mellon Floating Rate Income Fund, Class I	14,397,285
705,714	Braddock Multi-Strategy Income Fund, Institutional Class	4,467,170
797,872	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	5,888,298
591,716	Invesco Floating Rate ESG Fund, Class R6	4,041,420
625,644	Medalist Partners MBS Total Return Fund, Institutional Class	4,973,873
418,702	Nuveen Preferred Securities Fund, Class I	6,000,000
464,576	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3,948,897
298,954	Virtus AllianzGI Short Duration High Income Fund, Institutional Class	3,958,146
		47,675,089

	TOTAL OPEN-END FUNDS (Cost $47,700,060)	47,675,089

	SHORT-TERM INVESTMENTS — 13.3%
	MONEY MARKET FUNDS - 13.3%
4,757,518	Fidelity Government Portfolio, Class I, 5.23%(a)	4,757,518
4,757,518	First American Government Obligations Fund, Class Z, 5.22%(a)	4,757,518
	TOTAL MONEY MARKET FUNDS (Cost $9,515,036)	9,515,036

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,515,036)	9,515,036

	TOTAL INVESTMENTS - 99.4% (Cost $71,049,632)	$ 70,991,775
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	392,942
	NET ASSETS - 100.0%	$ 71,384,717
ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven-day effective yield as of September 30, 2023.